Retirement Funds	07/01/2014 to 06/30/2015

ICA File Number: 811-21149
Registrant Name: T. Rowe Price Retirement Funds, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Retirement Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Retirement 2005 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2010 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2015 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2020 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2025 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2030 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2035 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2040 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2045 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2050 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2055 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2060 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement Balanced Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2005 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2010 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2015 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2020 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2025 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2030 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2035 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2040 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2045 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2050 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2055 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Target Retirement 2060 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT